Property and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Bridge Media LLC [Member]
Depreciation expense	$ 269		$ 550
The Arena Group Holdings Inc [Member]
Depreciation expense	$ 79	$ 150	$ 276		$ 395	539	$ 443
Impairment charges for property and equipment				$ (209)		$ 0	$ 425